Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income (Loss)

22. Other Comprehensive Income (Loss)

The changes in the components of other comprehensive income (loss) for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Pretax	Tax effect	Net, before non-controlling interests	Non-controlling interests	Other comprehensive income (loss), net of tax
Year ended December 31, 2011
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(104,130)	$41,825	$(62,305)	$-	$(62,305)
Reclassification adjustments	1,684	(796)	888	-	888
Total other comprehensive income (loss) relating to cash flow hedges	(102,446)	41,029	(61,417)	-	(61,417)
Foreign-currency translation adjustment	(179,987)	-	(179,987)	(1,247)	(181,234)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(90,643)	34,930	(55,713)	-	(55,713)
Reclassification adjustments	8,737	(3,342)	5,395	-	5,395
Total other comprehensive income (loss) relating to defined benefit pension plans	(81,906)	31,588	(50,318)	-	(50,318)
Other comprehensive income (loss)	$(364,339)	$72,617	$(291,722)	$(1,247)	$(292,969)

Year ended December 31, 2012
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$5,072	$(21,171)	$(16,099)	$-	$(16,099)
Reclassification adjustments	18,947	(4,968)	13,979	-	13,979
Total other comprehensive income (loss) relating to cash flow hedges	24,019	(26,139)	(2,120)	-	(2,120)
Foreign-currency translation adjustment	63,982	-	63,982	(179)	63,803
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	(121,512)	42,159	(79,353)	-	(79,353)
Reclassification adjustments	18,334	(7,189)	11,145	-	11,145
Total other comprehensive income (loss) relating to defined benefit pension plans	(103,178)	34,970	(68,208)	-	(68,208)
Other comprehensive income (loss)	$(15,177)	$8,831	$(6,346)	$(179)	$(6,525)

Year ended December 31, 2013
Other comprehensive income (loss) relating to cash flow hedges:
Changes in fair value of cash flow hedges during the period	$(2,917)	$1,346	$(1,571)	$-	$(1,571)
Reclassification adjustments	25,449	(7,393)	18,056	-	18,056
Total other comprehensive income (loss) relating to cash flow hedges	22,532	(6,047)	16,485	-	16,485
Foreign-currency translation adjustment	(112,395)	-	(112,395)	(2,044)	(114,439)
Defined benefit pension plans:
Actuarial (loss) gain on defined benefit pension plans	39,571	(17,828)	21,743	-	21,743
Reclassification adjustments	25,418	(9,725)	15,693	-	15,693
Total other comprehensive income (loss) relating to defined benefit pension plans	64,989	(27,553)	37,436	-	37,436
Other comprehensive income (loss)	$(24,874)	$(33,600)	$(58,474)	$(2,044)	$(60,518)

Changes in AOCI by component for the years ended December 31, 2013, 2012, and 2011 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (Loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2010	$(74,804)	$(60,897)	$(58,344)	$(194,045)	$4,295	$(189,750)
Other comprehensive income before reclassifications	(62,305)	(55,713)	(179,987)	(298,005)	(1,247)	(299,252)
Amounts reclassified from AOCI	888	5,395	-	6,283	-	6,283
Net current-period other comprehensive income	(61,417)	(50,318)	(179,987)	(291,722)	(1,247)	(292,969)
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income before reclassifications	(16,099)	(79,353)	63,982	(31,470)	(179)	(31,649)
Amounts reclassified from AOCI	13,979	11,145	-	25,124	-	25,124
Net current-period other comprehensive income	(2,120)	(68,208)	63,982	(6,346)	(179)	(6,525)
Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income before reclassifications	(1,571)	21,743	(112,395)	(92,223)	(2,044)	(94,267)
Amounts reclassified from AOCI	18,056	15,693	-	33,749	-	33,749
Net current-period other comprehensive income	16,485	37,436	(112,395)	(58,474)	(2,044)	(60,518)
Balance at December 31, 2013	$(121,856)	$(141,987)	$(286,744)	$(550,587)	$825	$(549,762)

Reclassifications out of AOCI for the years ended December 31, 2013, 2012, and 2011 are as follows:

Details about AOCI Components	Amount of (Gain) Loss reclassified from AOCI in Income			Location of (Gain) Loss reclassified from AOCI in Income
	For the years ended December 31,
	2013	2012	2011
(Gain) Loss related to cash flow hedges
Interest rate contracts	$28,111	$23,779	$5,946	Interest income/expense
foreign exchange contracts	(3,251)	(5,414)	(4,262)	Costs of Revenue
foreign exchange contracts	589	582	-	Interest income/expense
	25,449	18,947	1,684	Total before tax
	(7,393)	(4,968)	(796)	Tax expense or benefit
	$18,056	$13,979	$888	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Actuarial (gains) losses	$25,418	$18,334	$8,737	(1)
	25,418	18,334	8,737	Total before tax
	(9,725)	(7,189)	(3,342)	Tax expense or benefit
	$15,693	$11,145	$5,395	Net of tax
Total reclassifications for the period	$33,749	$25,124	$6,283	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 12 for additional details).